Discontinued operations and assets held for sale - Net cash inflow/outflow (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Cash in from disposals of subsidiaries, net of cash disposed of	€ 19,431,000	€ (8,949,000)
Other Liabilities Relate To The Disposal Of Subsidiaries [line items]
Cash used for other liabilities related to the disposal of subsidiaries	(1,792,000)
Escrow Account		41,163,000
Jyseleca Business Net Cash Inflow Outflow [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Upfront Payment Received		50,000,000
Settlement for net cash and working capital		9,835,000
Transfer to escrow account	24,806,000	(40,000,000)
Contribution for R&D costs paid by us to Alfasigma	(25,000,000)	(15,000,000)
Earn-out paid by Alfasigma	7,432,000	2,053,000
Less: Cash and cash equivalents balances disposed of		(19,523,000)
Less: settlement of pre-existing relationships		3,686,000
Cash in from disposals of subsidiaries, net of cash disposed of	€ 7,238,000	(8,949,000)
Other Liabilities Relate To The Disposal Of Subsidiaries [line items]
Costs associated to the sale taken into result in 2023		(3,072,000)
Costs associated to the sale taken into result in 2024		(526,000)
Cash used for other liabilities related to the disposal of subsidiaries		(3,598,000)
Escrow Account		40,000,000
Jyseleca Business Net Cash Inflow Outflow [member] | Alfasigma [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Upfront Payment Received		50,000,000
Other Liabilities Relate To The Disposal Of Subsidiaries [line items]
Cash Related To Disposal Transfered To Escrow Account		€ 40,000,000